STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Common Stock Class F common stock	Accumulated Deficit	Total
Beginning balance at Mar. 23, 2021	$ 0	$ 0	$ 0
Beginning balance (in shares) at Mar. 23, 2021	0
Increase (decrease) in stockholder's equity
Accretion for common stock to redemption amount		(5,520,000)	(5,520,000)
Net income (loss)		(248,154)	(248,154)
Ending balance at Dec. 31, 2021	$ 690	(8,597,773)	(8,597,083)
Ending balance (in shares) at Dec. 31, 2021	6,900,000
Increase (decrease) in stockholder's equity
Net income (loss)		(231,463)	(231,463)
Ending balance at Mar. 31, 2022	$ 690	(8,829,236)	(8,828,546)
Ending balance (in shares) at Mar. 31, 2022	6,900,000
Beginning balance at Dec. 31, 2021	$ 690	(8,597,773)	(8,597,083)
Beginning balance (in shares) at Dec. 31, 2021	6,900,000
Increase (decrease) in stockholder's equity
Net income (loss)			577,845
Ending balance at Sep. 30, 2022	$ 690	(8,019,928)	(8,019,238)
Ending balance (in shares) at Sep. 30, 2022	6,900,000
Beginning balance at Dec. 31, 2021	$ 690	(8,597,773)	(8,597,083)
Beginning balance (in shares) at Dec. 31, 2021	6,900,000
Increase (decrease) in stockholder's equity
Accretion for common stock to redemption amount		(2,957,945)	(2,957,945)
Net income (loss)		1,297,593	1,297,593
Ending balance at Dec. 31, 2022	$ 690	(10,258,125)	(10,257,435)
Ending balance (in shares) at Dec. 31, 2022	6,900,000
Beginning balance at Mar. 31, 2022	$ 690	(8,829,236)	(8,828,546)
Beginning balance (in shares) at Mar. 31, 2022	6,900,000
Increase (decrease) in stockholder's equity
Net income (loss)		18,705	18,705
Ending balance at Jun. 30, 2022	$ 690	(8,810,531)	(8,809,841)
Ending balance (in shares) at Jun. 30, 2022	6,900,000
Increase (decrease) in stockholder's equity
Net income (loss)		790,603	790,603
Ending balance at Sep. 30, 2022	$ 690	(8,019,928)	(8,019,238)
Ending balance (in shares) at Sep. 30, 2022	6,900,000
Beginning balance at Dec. 31, 2022	$ 690	(10,258,125)	(10,257,435)
Beginning balance (in shares) at Dec. 31, 2022	6,900,000
Increase (decrease) in stockholder's equity
Offering costs adjustment		9,660,000	9,660,000
Accretion for common stock to redemption amount		(4,976,904)	(4,976,904)
Net income (loss)		(1,299,403)	(1,299,403)
Ending balance at Mar. 31, 2023	$ 690	(6,874,432)	(6,873,742)
Ending balance (in shares) at Mar. 31, 2023	6,900,000
Beginning balance at Dec. 31, 2022	$ 690	(10,258,125)	(10,257,435)
Beginning balance (in shares) at Dec. 31, 2022	6,900,000
Increase (decrease) in stockholder's equity
Net income (loss)			(907,677)
Ending balance at Sep. 30, 2023	$ 690	(10,640,578)	(10,639,888)
Ending balance (in shares) at Sep. 30, 2023	6,900,000
Beginning balance at Mar. 31, 2023	$ 690	(6,874,432)	(6,873,742)
Beginning balance (in shares) at Mar. 31, 2023	6,900,000
Increase (decrease) in stockholder's equity
Accretion for common stock to redemption amount		(2,499,854)	(2,499,854)
Net income (loss)		(35,677)	(35,677)
Ending balance at Jun. 30, 2023	$ 690	(9,409,963)	(9,409,273)
Ending balance (in shares) at Jun. 30, 2023	6,900,000
Increase (decrease) in stockholder's equity
Accretion for common stock to redemption amount		(1,658,018)	(1,658,018)
Net income (loss)		427,403	427,403
Ending balance at Sep. 30, 2023	$ 690	$ (10,640,578)	$ (10,639,888)
Ending balance (in shares) at Sep. 30, 2023	6,900,000